Filed pursuant to Rule 497(e)
File Nos. 333-201530; 811-23024
Pacer Trendpilot US Bond ETF (PTBD)
(the “Fund”)

January 12, 2023
Supplement to the Summary Prospectus and Prospectus, each dated August 31, 2022
Effective as of January 31, 2023, the Fund will use an objective, rules-based methodology to implement a systematic trend-following strategy that directs its exposure to one of the following positions: (i) 100% to the iBoxx® USD Liquid High Yield Index, (ii) 50% to the iBoxx USD Liquid High Yield Index and 50% to the iBoxx® USD Treasuries 7-10 Year Index or (iii) 100% to iBoxx USD Treasuries 7-10 Year Index, as described further below.
Accordingly, the subsection entitled “Principal Investment Strategies of the Fund—The Index” with respect to the Fund will be replaced with the following:
The Index
The Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure to one of the following positions: (i) 100% to the iBoxx® USD Liquid High Yield Index, (ii) 50% to the iBoxx USD Liquid High Yield Index and 50% to the iBoxx® USD Treasuries 7-10 Year Index or (iii) 100% to iBoxx USD Treasuries 7-10 Year Index, depending on the “Risk Ratio,” described below.
The iBoxx USD Liquid High Yield Index is designed to track the performance of U.S. dollar-denominated, high-yield corporate bonds issued in the U.S. The iBoxx USD Treasuries 7-10 Year Index is designed to measure the performance of U.S. Treasury bonds maturing in 7 to 10 years. The Index uses a “Risk Ratio” to signal a change in the position of the Index. The Risk Ratio is calculated by dividing the value of the iBoxx USD Liquid High Yield Index by the value of the iBoxx USD Treasuries 7-10 Year Index.
The Index, and consequently the Fund, may stay in any of its three possible positions for an extended period of time. As described below, the Index will change its position based on the following indicators, and each change will become effective by the close of business on the sixth business day after the indicator for the change is triggered. The Index will be in a new position effective on the seventh business day.
High Yield Indicator. When the Risk Ratio closes above its 100-day historical simple moving average (the “100-day moving average”) for five consecutive business days (the “High Yield Indicator”), the exposure of the Index will be 100% to the iBoxx USD Liquid High Yield Index, effective by the close of business on the sixth business day following the date of the High Yield Indicator. The Index will be in a new position effective on the seventh business day.
Once the High Yield Indicator has been triggered, the exposure of the Index will next change to either be 50% to the iBoxx USD Liquid High Yield Index and 50% iBoxx USD Treasuries 7-10 Year Index if the 50/50 Indicator (described below) is triggered or 100% to iBoxx USD Treasuries 7-10 Year Index if both the 50/50 Indicator and the Treasury Bond (“T-Bond”) Indicator (described below) are triggered simultaneously, effective by the close of business on the sixth business day following the date of the High Yield Indicator. The Index will be in a new position effective on the seventh business day.
50/50 Indicator. When the Risk Ratio closes below its 100-day moving average for five consecutive business days (the “50/50 Indicator”), the exposure of the Index will be 50% to the iBoxx USD Liquid High Yield Index and 50% iBoxx USD Treasuries 7-10 Year Index, effective by the close of business on the sixth business day following the date of the 50/50 Indicator. The Index will be in a new position effective on the seventh business day. Following the effectiveness of the 50/50 Indicator, the exposure of the Index may be greater than or less than 50% with respect to the iBoxx USD Liquid High Yield Index and iBoxx USD Treasuries 7-10 Year Index depending on their respective performance until either the High Yield Indicator or T-Bond Indicator (described below) is triggered.
Once the 50/50 Indicator has been triggered, the exposure of the Index will next change to either be 100% to the iBoxx USD Liquid High Yield Index if the High Yield Indicator is triggered or 100% to iBoxx USD Treasuries 7-10 Year Index if the T-Bond Indicator (described below) is triggered, effective by the close of business on the sixth business day following the date of the 50/50 Indicator. The Index will be in a new position effective on the seventh business day.

T-Bond Indicator. When the Risk Ratio’s 100-day moving average closes lower than its value from five business days earlier (the “T-Bond Indicator”), the exposure of the Index will be 100% to iBoxx USD Treasuries 7-10 Year Index, effective by the close of business on the sixth business day following the date of the T-Bond Indicator. The Index will be in a new position effective on the seventh business day.
For example, if today is Wednesday and the Risk Ratio 100-day moving average closes lower than it did on the fifth preceding business day (Wednesday of the preceding week), the T-Bond Indicator is triggered. Unlike the operation of the High Yield Indicator and 50/50 Indicator, the closing values on the days in between today and the fifth preceding business day do not affect whether the T-Bond Indicator has been triggered; rather, the T-Bond Indicator simply compares today’s closing value to the closing value five business days earlier. However, the Index will not move directly from 100% exposure to the iBoxx USD Liquid High Yield Index to 100% exposure to iBoxx USD Treasuries 7-10 Year Index unless the 50/50 Indicator was simultaneously triggered following the most recent triggering of the High Yield Indicator.
Once the T-Bond Indicator has been triggered, the exposure of the Index will next change to be 100% to the iBoxx USD Liquid High Yield Index if the High Yield Indicator is triggered, effective by the close of business on the sixth business day following the date of the indicator. The Index will be in a new position effective on the seventh business day. Once the T-Bond Indicator has been triggered, the Index will not return to its 50/50 position unless the High Yield Indicator is first triggered, followed by the 50/50 Indicator being triggered.
In addition, the risks entitled “Tracking Risk” and “Trend Lag Risk” with respect to the Fund in the Principal Investment Risks section of the Fund’s Summary Section and of the Summary Prospectus are hereby deleted and replaced with the following:
▪Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index. Additionally, to the extent the high yield market experiences greater volatility or reduced liquidity, the Fund may not be able to acquire or dispose of the high yield securities in the Index at exactly the same time and price reflected in a reconstitution of the Index, and consequently, the Index’s exposure to the iBoxx USD Liquid High Yield Index may result in a greater difference between the returns of the Fund and those of the Index.
▪Trend Lag Risk. At least six consecutive trading days will elapse after the Risk Ratio first drops below its historical 100-day simple moving average (or conversely, first moves above such average) before the Index will switch from tracking the iBoxx USD Liquid High Yield Index to the iBoxx USD Treasuries 7-10 Year Index (or conversely, from the iBoxx USD Treasuries 7-10 Year Index to the iBoxx USD Liquid High Yield Index). As a result, if the iBoxx USD Liquid High Yield Index is in an overall positive trend, the Index and consequently the Fund may be adversely affected by a downward trend and/or volatility in the iBoxx USD Liquid High Yield Index for up to six consecutive trading days (or conversely, if the iBoxx USD Liquid High Yield Index is in an overall negative trend, the Index and consequently the Fund may not benefit from an upward trend and/or volatility in the iBoxx USD Liquid High Yield Index for up to six consecutive trading days). Accordingly, the methodology employed by the Index does not eliminate exposure to downward trends and/or volatility in the iBoxx USD Liquid High Yield Index and does not provide immediate exposure to upward trends and/or volatility in the iBoxx USD Liquid High Yield Index.
The subsection entitled “Additional Information About the Funds—Additional Information About Each Index and the Underlying Indices,” is supplemented to include the following:
iBoxx USD Liquid High Yield Index. The iBoxx USD Liquid High Yield Index is designed to track the performance of liquid U.S. dollar-denominated high yield bonds, selected to provide a balanced representation of the U.S. dollar high yield corporate bond universe.
iBoxx USD Treasuries 7-10 Year Index. The iBoxx USD Treasuries 7-10 Year Index is designed to measure the performance of U.S. Treasury bonds maturing in 7 to 10 years.

In the subsection entitled “Additional Information About the Funds—Additional Information about the Principal Risks of Investing in the Funds,” the risk entitled “Trend Lag Risk” is deleted and replaced with the following:
Trend Lag Risk
The Fund is managed to track the performance of an Index that adjusts its holdings based on market trends. The methodology employed by the Index does not eliminate exposure to downward trends and/or volatility in the Fund and does not provide immediate exposure to upward trends and/or volatility in the Fund.
For example, with respect to PTBD, at least six consecutive trading days will elapse after the Risk Ratio first drops below its historical 100-day simple moving average (or conversely, first moves above such average) before the Index will switch from tracking the iBoxx USD Liquid High Yield Index to the iBoxx USD Treasuries 7-10 Year Index (or conversely, from the iBoxx USD Treasuries 7-10 Year Index to the iBoxx USD Liquid High Yield Index). As a result, if the iBoxx USD Liquid High Yield Index is in an overall positive trend, the Index and consequently the Fund may be adversely affected by a downward trend and/or volatility in the iBoxx USD Liquid High Yield Index for up to six consecutive trading days (or conversely, if the iBoxx USD Liquid High Yield Index is in an overall negative trend, the Index and consequently the Fund may not benefit from an upward trend and/or volatility in the iBoxx USD Liquid High Yield Index for up to six consecutive trading days). Accordingly, the methodology employed by the Index does not eliminate exposure to downward trends and/or volatility in the iBoxx USD Liquid High Yield Index and does not provide immediate exposure to upward trends and/or volatility in the iBoxx USD Liquid High Yield Index.

Please retain this Supplement for future reference.
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